INCOME TAXES - Schedule of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%	26.00%
International operations subject to different tax rates	(12.00%)	(7.00%)	(7.00%)
Non-controlling interests in income of flow-through entities	(9.00%)	(2.00%)	(10.00%)
Change in tax rates applicable to temporary differences in other jurisdictions	14.00%	4.00%	2.00%
Other	(1.00%)	1.00%	1.00%
Effective income tax rate	18.00%	22.00%	12.00%